Form N-1A Cover	Feb. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 01, 2025
Prospectus Date	Feb. 01, 2025
Supplement to Prospectus [Text Block]	Calamos S&P 500® Structured Alt Protection ETF® — February